DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of each director and supervisor (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant related party transactions
Fees	¥ 683	¥ 780	¥ 756
Salaries	4,183	4,665	1,849
Pension costs	20	513	234
Total remuneration	4,886	5,958	2,839
Executive Directors
Significant related party transactions
Salaries	2,322	2,607	1,200
Pension costs	112	249	144
Total remuneration	2,434	2,856	1,344
Jiang Yinggang
Significant related party transactions
Salaries	562	889	762
Pension costs	31	88	90
Total remuneration	593	977	852
He Zhihui
Significant related party transactions
Salaries	866	885
Pension costs	37	73
Total remuneration	903	958
Zhu Runzhou
Significant related party transactions
Salaries	894	833	438
Pension costs	44	88	54
Total remuneration	938	921	492
Non-executive Directors
Significant related party transactions
Fees	683	780	756
Total remuneration	683	780	756
Wang Jun
Significant related party transactions
Fees	50	150	150
Total remuneration	50	150	150
Chen Lijie
Significant related party transactions
Fees	211	210	202
Total remuneration	211	210	202
Lie-A-Cheong Tai-Chong, David
Significant related party transactions
Fees	211	210	202
Total remuneration	211	210	202
Hu Shihai
Significant related party transactions
Fees	211	210	202
Total remuneration	211	210	202
Supervisors
Significant related party transactions
Salaries	1,674	2,058	649
Pension costs	95	264	90
Total remuneration	1,769	2,322	739
Ou Xiaowu
Significant related party transactions
Salaries	134
Pension costs	7
Total remuneration	141
Guan Xiaoguang
Significant related party transactions
Salaries	770	710
Pension costs	44	88
Total remuneration	814	798
Yue Xuguang
Significant related party transactions
Salaries	770	770
Pension costs	44	88
Total remuneration	¥ 814	858
Wu Zuoming
Significant related party transactions
Salaries		578	649
Pension costs		88	90
Total remuneration		¥ 666	¥ 739